Organization and Reorganization - Cash flow of the Group's VIEs (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Organization and Reorganization
Net cash generated from/(used in) operating activities	¥ (52,408)	$ (7,227)	¥ (55,372)	¥ (109,700)	¥ (92,300)
Net cash generated from investing activities			(116)
Net cash (used in)/generated from financing activities	3,435	474	(2,060)
Net increase/(decrease) in cash, cash equivalent and restricted cash	(48,182)	$ (6,644)	(57,168)
Consolidated VIEs primary beneficiary
Organization and Reorganization
Net cash generated from/(used in) operating activities	(6,083)		3,523
Net cash (used in)/generated from financing activities	4,235		(1,060)
Net increase/(decrease) in cash, cash equivalent and restricted cash	¥ (1,848)		¥ 2,463